Income taxes (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021 USD ($)
Income taxes
Carried-forward tax losses		€ 130,378
Tax rate		26.50%	28.00%	28.00%
Deferred tax asset		€ 0
Forecast
Income taxes
Tax rate	25.00%
France
Income taxes
Tax losses which can be carried forward indefinitely		128,994
US
Income taxes
Carried-forward tax losses		1,383			$ 1,566
Tax losses which can be carried forward indefinitely		1,008
Amount of unused tax losses expected to be expire in 2037		188
Amount of unused tax losses expected to be expire in 2036		144
Amount of unused tax losses expected to be expire in 2035		€ 43
US | Biophytis Inc
Income taxes
Tax rate		21.00%
Brazil
Income taxes
Tax losses which can be carried forward indefinitely		€ 1
Brazil | Instituto Biophytis Do Brasil
Income taxes
Tax rate		34.00%